Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Net Deferred Tax Assets and Liabilities has been Recognized

Deferred tax	2023	2022

Deferred tax assets	2,350	2,433

Deferred tax liabilities	(57)	(30)

On December 31	2,293	2,403

Deferred tax assets comprise temporary differences on:	2023	2022

Real estate	(2)	(15)

Financial assets	803	1,569

Insurance and investment contracts	(599)	(1,416)

Deferred expenses, VOBA and other intangible assets	539	573

Defined benefit plans	214	196

Tax losses and credits carried forward	1,112	1,287

Other	283	239

On December 31	2,350	2,433

Deferred tax liabilities comprise temporary differences on:	2023	2022

Financial assets	(6)	(6)

Insurance and investment contracts	62	33

Deferred expenses, VOBA and other intangible assets	2	-

Other	(1)	3

On December 31	57	30

Summary of Deferred Tax
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

On January 1, 2023	15	(1,574)	1,449	(573)	(196)	(1,287)	(235)	(2,403)

Charged to income statement	(12)	170	(479)	12	6	49	51	(204)

Charged to OCI	-	436	(271)	-	(31)	-	-	134

Net exchange differences	-	38	(32)	19	7	26	18	76

Disposal of a business	-	2	(4)	-	-	(8)	2	(8)

Transfers to disposal groups	-	-	-	-	-	(1)	1	-

Transfer to/from other headings	-	118	-	-	-	-	(118)	-

Transfer to/from current income tax	-	-	-	-	-	109	-	109

Other	-	-	(1)	5	-	(1)	(2)	2

On December 31, 2023	2	(809)	661	(537)	(214)	(1,112)	(284)	(2,293)

On January 1, 2022	776	3,336	(4,452)	(448)	(154)	(988)	(45)	(1,974)

Charged to income statement	(75)	(2,928)	3,380	(217)	(191)	180	(105)	45

Charged to OCI	-	(2,770)	2,256	-	252	-	(56)	(319)

Net exchange differences	1	139	(163)	(28)	(12)	(24)	(22)	(109)

Disposal of a business	(1)	1	(2)	-	-	-	(3)	(5)

Transfers to disposal groups	(685)	841	306	(1)	(94)	(454)	26	(61)

Transfer to/from other headings	-	(194)	122	121	3	(27)	(26)	(1)

Transfer to/from current income tax	-	-	-	-	-	25	-	25

Other	-	-	-	-	-	-	(4)	(4)

On December 31, 2022	15	(1,574)	1,449	(573)	(196)	(1,287)	(235)	(2,403)

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets

	2023	2022	2023	2022

< 5 years	28	58	13	16

≥ 5 – 10 years	1	7	(0)	2

≥ 10 – 15 years	-	-	65	59

≥ 15 – 20 years	-	-	-	-

Indefinitely	939	651	231	169

On December 31	969	716	308	246

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Summary of Deferred Corporate Income Tax Asset

	Gross amounts		Deferred tax assets

	2023	2022	2023	2022

Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	4,729	6,166	993	1,295

Deferred corporate income tax asset dependent on future taxable profits	1,717	27	362	7

On December 31	6,446	6,193	1,355	1,302